Expense Example	Dec. 29, 2025 USD ($)
FI Institutional Group Stock Fund for Retirement Plans | FI Institutional Group Stock Fund for Retirement Plans
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
FI Institutional Group ESG Stock Fund for Retirement Plans | FI Institutional Group ESG Stock Fund for Retirement Plans
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
FI Institutional Group Fixed Income Fund for Retirement Plans | FI Institutional Group Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
FI Institutional Group ESG Fixed Income Fund for Retirement Plans | FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	$ 13